REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Subprime Mortgage Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Total securitized loans (unpaid principal balance)	$ 879,281	[1]
Subprime mortgage loans subject to call option	406,217		405,814
Retained interests (fair value)	2,485	[2]
Subprime Portfolio I
Total securitized loans (unpaid principal balance)	372,661	[1]
Subprime mortgage loans subject to call option	299,176
Retained interests (fair value)	2,485	[2]
Subprime Portfolio II
Total securitized loans (unpaid principal balance)	506,620	[1]
Subprime mortgage loans subject to call option	107,041
Retained interests (fair value)		[2]

[1]	Average loan seasoning of 101 months and 83 months for Subprime Portfolios I and II, respectively, at December 31, 2013.
[2]	The retained interests include retained bonds of the securitizations. Their fair value is estimated based on pricing models. Newcastle's residual interests were written off in 2010. The weighted average yield of the retained note was 24.53% as of December 31, 2013.